Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Investments, All Other Investments [Abstract]
Equity investments in publicly listed companies	$ (47)	$ (12)	$ 79	$ (8)
Equity method investments	17	(4)	9	(5)
Non-marketable equity securities (includes NAV)	10	0	20	1
Total income (loss) from equity investments, net	$ (20)	$ (16)	$ 108	$ (12)